IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated June 1, 2018

to the Summary Prospectus, Prospectus, and

Statement of Additional Information (the “SAI”),

each dated July 1, 2017 (as revised June 1, 2018)

for the iShares Intermediate Credit Bond ETF (CIU) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees of the Fund has approved the below changes for the Fund.

	Current	New
Fund Name	iShares Intermediate Credit Bond ETF	iShares Intermediate-Term Corporate Bond ETF
Underlying Index	Bloomberg Barclays U.S. Intermediate Credit Bond Index	ICE BofAML 5-10 Year US Corporate Index
Investment Objective	The iShares Intermediate Credit Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years.	The iShares Intermediate-Term Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years.
Index Provider	Bloomberg Barclays	ICE BofAML

The Fund is expected to implement these changes no sooner than August 1, 2018, but no later than October 4, 2018.

When the above changes are effective, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Change in the Fund’s “Principal Investment Strategies”

The first and second paragraphs on pages S-2 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE BofAML 5-10 Year US Corporate Index (the “Underlying Index”), which measures the performance of investment-grade corporate bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to five years and less than ten years. As of March 30, 2018, there were 2,284 issues in the Underlying Index. As of March 30, 2018, a significant portion of the Underlying Index is represented by securities companies in the financials and industrials sectors. The components of the Underlying Index, and the degree to which these components represent certain sectors, are likely to change over time.

The Underlying Index consists of investment-grade corporate bonds that have a remaining maturity of greater than or equal to five years and less than ten years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporates, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Non-U.S. Agency Debt Risk” and “Sovereign Obligations Risk.”

Change in the Fund’s “A Further Discussion of Principal Risks”

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “Non-U.S. Agency Debt Risk” and “Sovereign Obligations Risk.”

Change in the Fund’s “A Further Discussion of Other Risks”

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to delete “Consumer Cyclical Industry Risk,” “Consumer Staples Sector Risk,” “Energy Sector Risk,” “North American Economic Risk,” “Technology Sector Risk,” “Telecommunications Sector Risk” and “U.S. Agency Debt Risk” and add the following:

Asian Economic Risk. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war; in the recent past, these tensions have escalated. Any outbreak of hostilities between the two countries could have a severe adverse effect on the entire Asian region. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund’s investments.

Change in the Fund’s “Construction and Maintenance of the Underlying Index”

The section of the SAI entitled “Bloomberg Barclays U.S. Intermediate Credit Bond Index” on page 94 is deleted in its entirety and is replaced by the following new section entitled “ICE BofAML 5-10 Year US Corporate Index”:

ICE BofAML 5-10 Year US Corporate Index

Number of Components: approximately 2,284

Index Description. The ICE BofAML US Corporate Index measures the performance of investment-grade corporate bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to five years and less than ten years.

Index Methodology. The Underlying Index consists of investment-grade U.S. corporate securities that have a remaining maturity of greater than or equal to five years and less than ten years and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate. Original issue zero coupon bonds, 144a securities (with and without registration rights), and pay-in-kind securities are included in the index. Callable perpetual securities are included provided they are at least one year from the first call date. Fixed-to-floating rate securities are included provided they are callable within the fixed rate period and are at least one year from the last call prior to the date the bond transitions from a fixed to a floating rate security. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporates, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-CIU-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated June 1, 2018

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”),

each dated July 1, 2017 (as revised June 1, 2018)

for the iShares 10+ Year Credit Bond ETF (CLY) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees of the Fund has approved the below changes for the Fund.

	Current	New
Fund Name	iShares 10+ Year Credit Bond ETF	iShares Long-Term Corporate Bond ETF
Underlying Index	Bloomberg Barclays U.S. Long Credit Index	ICE BofAML 10+ Year US Corporate Index
Investment Objective	The iShares U.S. Credit Bond ETF seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years.	The iShares Long-Term Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years.
Index Provider	Bloomberg Barclays	ICE BofAML

The Fund is expected to implement these changes no sooner than August 1, 2018 but no later than October 4, 2018.

When the above changes are effective, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Change in the Fund’s “Principal Investment Strategies”

The first and second paragraphs on page S-3 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE BofAML 10+ Year US Corporate Index (the “Underlying Index”), which measures the performance of investment-grade corporate bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to ten years. As of March 30, 2018, there were 2,321 issues in the Underlying Index. As of March 30, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials sectors. The components of the Underlying Index, and the degree to which these components represent certain sectors, are likely to change over time.

The Underlying Index consists of investment-grade corporate bonds that have a remaining maturity of greater than or equal to ten years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporates, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Structural Risk” and to add the following:

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of more stringent capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Change in the Fund’s “A Further Discussion of Principal Risks”

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “Structural Risk” and to add the following:

Financials Sectors Risk. Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of more stringent capital requirements or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks, and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.

Change in the Fund’s “A Further Discussion of Other Risks”

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to delete “Consumer Cyclical Industry Risk,” “Consumer Staples Sector Risk,” “Energy Sector Risk,”

“Financials Sector Risk,” “Insurance Industry Risk,” “Municipal Securities Risk,” “Pharmaceuticals Industry Risk,” “Sovereign and Quasi-Sovereign Obligations Risk,” “Technology Sector Risk” and “Telecommunications Sector Risk.”

Change in the Fund’s “Construction and Maintenance of the Underlying Index”

The section of the SAI entitled “Bloomberg Barclays U.S. Long Credit Index” on pages 95 is deleted in its entirety and is replaced by the following new section entitled “ICE BofAML 10+ Year US Corporate Index”:

ICE BofAML 10+ Year US Corporate Index

Number of Components: approximately 2,321

Index Description. The ICE BofAML US Corporate Index measures the performance of investment-grade corporate bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to ten years.

Index Methodology. The Underlying Index consists of investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to ten years and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate. Original issue zero coupon bonds, 144a securities (with and without registration rights), and pay-in-kind securities are included in the index. Callable perpetual securities are included provided they are at least one year from the first call date. Fixed-to-floating rate securities are included provided they are callable within the fixed rate period and are at least one year from the last call prior to the date the bond transitions from a fixed to a floating rate security. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporates, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-CLY-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated June 1, 2018

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”),

each dated July 1, 2017 (as revised June 1, 2018)

for the iShares U.S. Credit Bond ETF (CRED) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees of the Fund has approved the below changes for the Fund.

	Current	New
Fund Name	iShares U.S. Credit Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF
Underlying Index	Bloomberg Barclays U.S. Credit Bond Index	ICE BofAML US Corporate Index
Investment Objective	The iShares U.S. Credit Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds.	The iShares Broad USD Investment Grade Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds.
Index Provider	Bloomberg Barclays	ICE BofAML

The Fund is expected to implement these changes no sooner than August 1, 2018, but no later than October 4, 2018.

In the meantime, the Fund will continue seeking to track its current index.

When the above changes are effective, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Change in the Fund’s “Principal Investment Strategies”

The first and second paragraphs on page S-3 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE BofAML US Corporate Index (the “Underlying Index”), which measures the performance of investment-grade corporate bonds that are U.S. dollar-denominated. As of March 30, 2018, there were 7,628 issues in the Underlying Index. As of March 30, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials sectors. The components of the Underlying Index, and the degree to which these components represent certain sectors, are likely to change over time.

The Underlying Index consists of investment-grade corporate bonds that have a remaining maturity of greater than or equal to one year and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Non-U.S. Agency Debt Risk” and “Sovereign Obligations Risk” and add the following:

Risk of Investing in Developed Countries. The Fund’s investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Change in the Fund’s “A Further Discussion of Principal Risks”

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “Non-U.S. Agency Debt Risk” and “Sovereign Obligations Risk” and add the following:

Risk of Investing in Developed Countries. Investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in one or more services sectors is likely to have a negative impact on economies of certain developed countries, although economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which the Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which the Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.

Change in the Fund’s “A Further Discussion of Other Risks”

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to delete the “Consumer Cyclical Industry Risk,” “Consumer Staples Sector Risk,” “Energy Sector Risk,” “North American Economic Risk,” “Pharmaceuticals Industry Risk,” “Risk of Investing in Developed Countries,” “Technology Sector Risk,”

“Telecommunications Sector Risk” and “U.S. Agency Debt Risk” and add the following:

Asian Economic Risk. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war; in the recent past, these tensions have escalated. Any outbreak of hostilities between the two countries could have a severe adverse effect on the entire Asian region. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund’s investments.

Change in the Fund’s “Construction and Maintenance of the Underlying Index”

The section of the SAI entitled “Bloomberg Barclays U.S. Credit Bond Index” on pages 93 and 94 is deleted in its entirety and is replaced by the following new section entitled “ICE BofAML US Corporate Index”:

ICE BofAML US Corporate Index

Number of Components: approximately 7,628

Index Description. The ICE BofAML US Corporate Index measures the performance of investment-grade corporate bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

Index Methodology. The Underlying Index consists of investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate. Original issue zero coupon bonds, 144a securities (with and without registration rights), and pay-in-kind securities are included in the index. Callable perpetual securities are included provided they are at least one year from the first call date. Fixed-to-floating rate securities are included provided they are callable within the fixed rate period and are at least one year from the last call prior to the date the bond transitions from a fixed to a floating rate security. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-CRED-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust.

Supplement dated June 1, 2018

to the Summary Prospectus, Prospectus, and

Statement of Additional Information (the “SAI”),

each dated July 1, 2017 (as revised June 1, 2018)

for the iShares 1-3 Year Credit Bond ETF (CSJ) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees of the Fund has approved the below changes for the Fund.

	Current	New
Fund Name	iShares 1-3 Year Credit Bond ETF	iShares Short-Term Corporate Bond ETF
Underlying Index	Bloomberg Barclays U.S. 1-3 Year Credit Bond Index	ICE BofAML 1-5 Year US Corporate Index
Investment Objective	The iShares 1-3 Year Credit Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years.	The iShares Short-Term Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities between one and five years.
Index Provider	Bloomberg Barclays	ICE BofAML

The Fund is expected to implement these changes no sooner than August 1, 2018, but no later than October 4, 2018.

When the above changes are effective, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Change in the Fund’s “Principal Investment Strategies”

The first two paragraphs on page S-3 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE BofAML 1-5 Year US Corporate Index (the “Underlying Index”), which measures the performance of investment-grade corporate [bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than five years. As of March 30, 2018, there were 3,023 issues in the Underlying Index. As of March 30, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials sectors. The components of the Underlying Index, and the degree to which these components represent certain sectors, are likely to change over time.

The Underlying Index consists of investment-grade corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Change in the Fund’s “Summary of Principal Risks”

The section of the Prospectus entitled “Summary or Principal Risk” is amended to delete “Non-U.S. Agency Debt Risk,” and “Sovereign Obligations Risk.”

Change in the Fund’s “A Further Discussion of Principal Risks”

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “Non-U.S. Agency Debt Risk,” and “Sovereign Obligations Risk.”

Change in the Fund’s “A Further Discussion of Other Risks”

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to delete “Consumer Cyclical Industry Risk,” “Consumer Staples Sector Risk,” “Energy Sector Risk,” “North American Economic Risk,” “Technology Sector Risk,” and “U.S. Agency Debt Risk” and add the following:

Asian Economic Risk. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war; in the recent past, these tensions have escalated. Any outbreak of hostilities between the two countries could have a severe adverse effect on the entire Asian region. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund’s investments.

Custody Risk. Custody risk refers to the risks inherent in the process of clearing and settling trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems.

Privatization Risk. Some countries in which the Fund invests have privatized, or have begun the process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur.

Risk of Investing in Emerging Markets. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Additionally, the risk of nationalization of private assets is greater in emerging market countries than developed countries. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment.

Change in the Fund’s “Construction and Maintenance of the Underlying Index”

The section of the SAI entitled “Bloomberg Barclays U.S. 1-3 Year Credit Bond Index” on page 92 is deleted in its entirety and is replaced by the following new section entitled “ICE BofAML 1-5 Year US Corporate Index”:

ICE BofAML 1-5 Year US Corporate Index

Number of Components: approximately 3,023

Index Description. The ICE BofAML 1-5 Year US Corporate Index measures the performance of investment-grade corporate bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than five years.

Index Methodology. The Underlying Index consists of investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate. Original issue zero coupon bonds, 144a securities (with and without registration rights), and pay-in-kind securities are included in the index. Callable perpetual securities are included provided they are at least one year from the first call date. Fixed-to-floating rate securities are included provided they are callable within the fixed rate period and are at least one year from the last call prior to the date the bond transitions from a fixed to a floating rate security. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-CSJ-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE